Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Entity Information [Line Items]
Debt
DEBT

Long-Term Debt

The following table presents our long-term debt:

		September 30,	December 31,
Series	Due	2017	2016
		(In Thousands)
IPL first mortgage bonds:
5.40% (1)	August 2017	$—	$24,650
3.875% (2)	August 2021	55,000	55,000
3.875% (2)	August 2021	40,000	40,000
3.125% (2)	December 2024	40,000	40,000
6.60%	January 2034	100,000	100,000
6.05%	October 2036	158,800	158,800
6.60%	June 2037	165,000	165,000
4.875%	November 2041	140,000	140,000
4.65%	June 2043	170,000	170,000
4.50%	June 2044	130,000	130,000
4.70%	September 2045	260,000	260,000
4.05%	May 2046	350,000	350,000
Unamortized discount – net		(6,384)	(6,477)
Deferred financing costs		(16,275)	(16,736)
Total IPL first mortgage bonds		1,586,141	1,610,237
IPL unsecured debt:
Variable (3)	December 2020	30,000	30,000
Variable (3)	December 2020	60,000	60,000
Deferred financing costs		(372)	(456)
Total IPL unsecured debt		89,628	89,544
Total Long-term Debt – IPL		1,675,769	1,699,781
Long-term Debt – IPALCO:
5.00% Senior Secured Notes	May 2018	—	400,000
3.45% Senior Secured Notes	July 2020	405,000	405,000
3.70% Senior Secured Notes	September 2024	405,000	—
Unamortized discount – net		(559)	(273)
Deferred financing costs		(8,159)	(5,018)
Total Long-term Debt – IPALCO		801,282	799,709
Total Consolidated IPALCO Long-term Debt		2,477,051	2,499,490
Less: Current Portion of Long-term Debt		—	24,650
Net Consolidated IPALCO Long-term Debt		$2,477,051	$2,474,840

(1)	First mortgage bonds issued to the city of Petersburg, Indiana, to secure the loan proceeds from various tax-exempt bonds issued by the city. IPL repaid these first mortgage bonds on August 1, 2017.

(2)	First mortgage bonds issued to the Indiana Finance Authority, to secure the loan of proceeds from tax-exempt bonds issued by the Indiana Finance Authority.

(3)
Unsecured notes issued to the Indiana Finance Authority by IPL to facilitate the loan of proceeds from various tax-exempt notes issued by the Indiana Finance Authority. The notes have a final maturity date of December 2038, but are subject to a mandatory put in December 2020.

IPALCO’s Senior Secured Notes

In August 2017, IPALCO completed the sale of the $405 million 2024 IPALCO Notes pursuant to Rule 144A and Regulation S under the Securities Act of 1933, as amended. The 2024 IPALCO Notes were issued pursuant to an Indenture dated August 22, 2017, by and between IPALCO and U.S. Bank, National Association, as trustee. The 2024 IPALCO Notes were priced to the public at 99.901% of the principal amount. Net proceeds to IPALCO were approximately $399.3 million after deducting underwriting costs and estimated offering expenses. These costs are being amortized to the maturity date using the effective interest method. We used the net proceeds from this offering, together with cash on hand, to redeem the $400 million 2018 IPALCO Notes on September 21, 2017, and to pay certain related fees, expenses and make-whole premiums. A loss on early extinguishment of debt of $8.9 million for the 2018 IPALCO Notes is included as a separate line item within Other Income and (Deductions) in the accompanying Unaudited Condensed Consolidated Statements of Operations.

The 2024 IPALCO Notes are secured by IPALCO’s pledge of all of the outstanding common stock of IPL. The lien on the pledged shares is shared equally and ratably with IPALCO’s existing senior secured notes. IPALCO has also agreed to register the 2024 IPALCO Notes under the Securities Act by filing an exchange offer registration statement or, under specified circumstances, a shelf registration statement with the SEC pursuant to a Registration Rights Agreement that IPALCO entered into with Morgan Stanley & Co. LLC and PNC Capital Markets LLC, as representatives of the initial purchasers of the 2024 IPALCO Notes, dated August 22, 2017.

Line of Credit

As of September 30, 2017 and December 31, 2016, IPL had $120.5 million and $50.0 million in outstanding borrowings on the committed line of credit, respectively.

DEBT

Long-Term Debt

The following table presents our long-term debt:

		December 31,
Series	Due	2016	2015
		(In Thousands)
IPL first mortgage bonds:
5.40% (1)	August 2017	$24,650	$24,650
3.875% (2)	August 2021	55,000	55,000
3.875% (2)	August 2021	40,000	40,000
3.125% (2)	December 2024	40,000	40,000
6.60%	January 2034	100,000	100,000
6.05%	October 2036	158,800	158,800
6.60%	June 2037	165,000	165,000
4.875%	November 2041	140,000	140,000
4.65%	June 2043	170,000	170,000
4.50%	June 2044	130,000	130,000
4.70%	September 2045	260,000	260,000
4.05%	May 2046	350,000	—
Unamortized discount – net		(6,477)	(4,242)
Deferred financing costs (3)		(16,736)	(13,703)
Total IPL first mortgage bonds		1,610,237	1,265,505
IPL unsecured debt:
Variable (4)	December 2020	30,000	30,000
Variable (4)	December 2020	60,000	60,000
Deferred financing costs (3)		(456)	—
Total IPL unsecured debt		89,544	90,000
Total Long-term Debt – IPL		1,699,781	1,355,505
Long-term Debt – IPALCO:
5.00% Senior Secured Notes	May 2018	400,000	400,000
3.45% Senior Secured Notes	July 2020	405,000	405,000
Unamortized discount – net		(273)	(371)
Deferred financing costs (3)		(5,018)	(6,858)
Total Long-term Debt – IPALCO		799,709	797,771
Total Consolidated IPALCO Long-term Debt		2,499,490	2,153,276
Less: Current Portion of Long-term Debt		24,650	—
Net Consolidated IPALCO Long-term Debt		$2,474,840	$2,153,276

(1)	First mortgage bonds are issued to the city of Petersburg, Indiana, to secure the loan of proceeds from tax-exempt bonds issued by the city.

(2)	First mortgage bonds are issued to the Indiana Finance Authority, to secure the loan of proceeds from tax-exempt bonds issued by the Indiana Finance Authority.

(3)	The Company adopted ASU No. 2015-03 on January 1, 2016, which requires the use of the full retrospective approach with respect to the presentation of debt issuance costs, including deferred charges.

(4)
Unsecured notes are issued to the Indiana Finance Authority by IPL to facilitate the loan of proceeds from various tax-exempt notes issued by the Indiana Finance Authority. The notes have a final maturity date of December 2038, but are subject to a mandatory put in December 2020.

Debt Maturities

Maturities on long-term indebtedness subsequent to December 31, 2016, are as follows:

Year	Amount
(In Thousands)
2017	$24,650
2018	400,000
2019	—
2020	495,000
2021	95,000
Thereafter	1,513,800
Total	$2,528,450

Significant Transactions

IPL First Mortgage Bonds and Recent Indiana Finance Authority Bond Issuances

The mortgage and deed of trust of IPL, together with the supplemental indentures thereto, secure the first mortgage bonds issued by IPL. Pursuant to the terms of the mortgage, substantially all property owned by IPL is subject to a first mortgage lien securing indebtedness of $1,633.5 million as of December 31, 2016. The IPL first mortgage bonds require net earnings as calculated thereunder be at least two and one-half times the annual interest requirements before additional bonds can be authenticated on the basis of property additions. IPL was in compliance with such requirements as of December 31, 2016.

In June 2014, IPL issued $130 million aggregate principal amount of first mortgage bonds, 4.50% Series, due June 2044. Net proceeds from this offering were approximately $126.8 million, after deducting the initial purchasers’ discounts, fees and expenses for the offering. The net proceeds from the offering were used: (i) to finance a portion of IPL’s construction program; (ii) to finance a portion of IPL’s capital costs related to environmental and replacement generation projects; and (iii) for other general corporate purposes.

In September 2015, IPL issued $260 million aggregate principal amount of first mortgage bonds, 4.70% Series, due September 2045, pursuant to Rule 144A and Regulation S under the Securities Act. Net proceeds from this offering were approximately $255.6 million, after deducting the initial purchasers’ discounts and fees and expenses for the offering. The net proceeds from the offering were used to finance a portion of IPL's construction program and capital costs related to environmental and replacement generation projects and for other general corporate purposes.

In December 2015, IPL refunded $131.9 million aggregate principal amount of first mortgage bonds, 4.90% Series, due January 2016 from the proceeds of unsecured notes with a syndication of banks. For further discussion, please see “IPL Unsecured Notes” below.

In May 2016, IPL issued $350 million aggregate principal amount of first mortgage bonds, 4.05% Series, due May 2046, pursuant to Rule 144A and Regulation S under the Securities Act. Net proceeds from this offering were approximately $343.6 million, after deducting the initial purchasers’ discounts and fees and expenses for the offering. The net proceeds from this offering were used to finance a portion of IPL’s construction program and capital costs related to environmental and replacement generation projects, to repay outstanding borrowings under IPL’s 364-day delayed-draw term loan and other short-term debt, and for other general corporate purposes.

In December 2016, the Indiana Finance Authority issued on behalf of IPL an aggregate principal amount of $40.0 million of 3.125% Environmental Facilities Refunding Revenue Bonds, Series 2016A (Indianapolis Power & Light Company Project) due December 2024. IPL issued $40.0 million aggregate principal amount of first mortgage bonds to the Indiana Finance Authority at 3.125% to secure the loan of proceeds from this series of bonds issued by the Indiana Finance Authority. Proceeds of the bonds were used to refund $40.0 million of Indiana Finance Authority Pollution Control Refunding Revenue Bonds Series 2006B (Indianapolis Power & Light Company Project) at a redemption price of 100%.

IPL Unsecured Notes

In October 2015, IPL entered into an unsecured $91.9 million 364-day committed credit facility with a delayed draw feature at variable rates with a syndication of banks. It was drawn on in October and December 2015 to fund the October 2015 termination of IPL’s $50 million accounts receivable securitization program and to assist in the December 2015 refunding of $41.9 million of IPL’s outstanding aggregate principal amount of 4.90% Environmental Facilities Refunding Revenue Bonds (Indianapolis Power & Light Company Project) Series 2009A due in January 2016. This agreement had a maturity date of October 14, 2016, with interest incurred at variable rates as described in the credit agreement. This credit facility contained customary representations, warranties and covenants, including a leverage covenant consistent with the leverage covenant contained in IPL’s Credit Agreement. In May 2016, IPL repaid $91.9 million in outstanding borrowings under its 364-day delayed-draw term loan with a portion of the proceeds from its $350 million aggregate principal amount of first mortgage bonds as described above in “IPL First Mortgage Bonds.”

In December 2015, the Indiana Finance Authority issued on behalf of IPL an aggregate principal amount of $90 million of Environmental Facilities Refunding Revenue Notes due December 2038 (Indianapolis Power & Light Company Project). These unsecured notes were issued in two series: $30 million Series 2015A notes and $60 million 2015B notes. These notes were initially purchased by a syndication of banks who will hold the notes until the mandatory put date of December 22, 2020. The proceeds of the 2015A notes and the 2015B notes were loaned to IPL to assist it in refunding the $30 million Indiana Finance Authority Environmental Facilities Refunding Revenue Bonds (Indianapolis Power & Light Company Project) Series 2009B and $60 million Indiana Finance Authority Environmental Facilities Refunding Revenue Bonds (Indianapolis Power & Light Company Project) Series 2009C each series due January 1, 2016. These notes bear interest at a variable rate as described in the notes purchase and covenants agreement. The agreement contains customary representations, warranties and covenants, including a leverage covenant consistent with the leverage covenant contained in IPL’s Credit Agreement.

IPALCO’s Senior Secured Notes

In June 2015, IPALCO completed the sale of the 2020 IPALCO Notes pursuant to Rule 144A and Regulation S under the Securities Act. The 2020 IPALCO Notes were issued pursuant to an Indenture dated June 25, 2015, by and between IPALCO and U.S. Bank, National Association, as trustee. The 2020 IPALCO Notes were priced to the public at 99.929% of the principal amount. Net proceeds to IPALCO were approximately $399.5 million after deducting underwriting costs and estimated offering expenses. These costs are being amortized to the maturity date using the effective interest method. We used the net proceeds from this offering to fund the purchase of the 2016 IPALCO Notes validly tendered and to pay for a related consent solicitation, to redeem any 2016 IPALCO Notes that remained outstanding after the completion of the tender, and to pay certain related fees, expenses and make-whole premiums. Of the 2016 IPALCO Notes outstanding, $366.5 million were tendered in June 2015. The remainder, $33.5 million, was redeemed in July 2015. An early tender premium was paid related to the tender offer and a redemption premium was paid related to the redemption of the 2016 IPALCO Notes. A loss on early extinguishment of debt of $22.1 million for the 2016 IPALCO Notes is included as a separate line item within “Other Income and (Deductions)” in the accompanying Consolidated Statements of Operations.

The lien on the pledged shares is shared equally and ratably with IPALCO's existing senior secured notes. IPALCO has entered into a Pledge Agreement Supplement with the Bank of New York Mellon Trust Company, N.A., as Collateral Agent, dated June 25, 2015, to the Pledge Agreement between IPALCO and The Bank of New York Mellon Trust Company, N.A., dated November 14, 2001, as supplemented by a Pledge Agreement Supplement dated April 15, 2008 and a Pledge Agreement Supplement dated May 18, 2011, each by IPALCO in favor of the Collateral Agent. IPALCO also agreed to register the 2020 IPALCO Notes under the Securities Act by filing an exchange offer registration statement or, under specified circumstances, a shelf registration statement with the SEC pursuant to a Registration Rights Agreement that IPALCO entered into with J.P. Morgan Securities LLC and Morgan Stanley & Co. LLC, as representatives of the initial purchasers of the 2020 IPALCO Notes. IPALCO filed its registration statement on Form S-4 with respect to the 2020 IPALCO Notes with the SEC on September 28, 2015, and this registration statement was declared effective on October 15, 2015. The exchange offer was completed on November 16, 2015.

The 2018 IPALCO Notes and 2020 IPALCO Notes are secured by IPALCO’s pledge of all of the outstanding common stock of IPL.

Line of Credit

IPL entered into an amendment and restatement of its 5-year $250 million revolving credit facility in May 2014, and a further amendment and extension of the credit facility on October 16, 2015 (the “Credit Agreement”) with a syndication of banks. This Credit Agreement is an unsecured committed line of credit to be used: (i) to finance capital expenditures; (ii) to refinance indebtedness under the existing credit agreement; (iii) to support working capital; and (iv) for general corporate purposes. This agreement matures on October 16, 2020, and bears interest at variable rates as described in the Credit Agreement. It includes an uncommitted $150 million accordion feature to provide IPL with an option to request an increase in the size of the facility at any time prior to October 16, 2019, subject to approval by the lenders. Prior to execution, IPL and IPALCO had existing general banking relationships with the parties to the Credit Agreement. As of December 31, 2016 and 2015, IPL had $50.0 million and $75.0 million in outstanding borrowings on the committed line of credit, respectively.

Restrictions on Issuance of Debt

All of IPL’s long-term borrowings must first be approved by the IURC and the aggregate amount of IPL’s short-term indebtedness must be approved by the FERC. IPL has approval from FERC to borrow up to $500 million of short-term indebtedness outstanding at any time through July 27, 2018. In December 2015, IPL received an order from the IURC granting IPL authority through December 31, 2018 to, among other things, issue up to $650 million in aggregate principal amount of long-term debt and refinance up to $196.5 million in existing indebtedness. As of December 31, 2016, IPL has $106.5 million of total debt issuance authority remaining under this order. This order also grants IPL authority to have up to $500 million of long-term credit agreements and liquidity facilities outstanding at any one time, of which $250.0 million remains available under the order as of December 31, 2016. As an alternative to the sale of all or a portion of $65 million in principal of the long-term debt mentioned above, we have the authority to issue up to $65 million of new preferred stock, all of which authority remains available under the order as of December 31, 2016. IPL also has restrictions on the amount of new debt that may be issued due to contractual obligations of AES and by financial covenant restrictions under our existing debt obligations. Under such restrictions, IPL is generally allowed to fully draw the amounts available on its credit facility, refinance existing debt and issue new debt approved by the IURC and issue certain other indebtedness.

Credit Ratings

Our ability to borrow money or to refinance existing indebtedness and the interest rates at which we can borrow money or refinance existing indebtedness are affected by our credit ratings. In addition, the applicable interest rates on IPL’s Credit Agreement and other unsecured notes are dependent upon the credit ratings of IPL. Downgrades in the credit ratings of AES could result in IPL’s and/or IPALCO’s credit ratings being downgraded.

Accounts Receivable Securitization

IPL formed IPL Funding in 1996 as a special-purpose entity to purchase receivables originated by IPL pursuant to a receivables purchase agreement between IPL and IPL Funding. Pursuant to the terms of the Receivables Sale Agreement, the Purchasers agreed to purchase from IPL Funding, on a revolving basis, interests in the pool of receivables purchased from IPL up to the lesser of (1) an amount determined pursuant to the sale facility that took into account certain eligibility requirements and reserves relating to the receivables, or (2) $50 million. On October 16, 2015, IPL closed on a new unsecured $91.9 million 364-day committed credit facility with a syndication of banks. The first $50 million of the term loan was drawn at closing to fund the October 19, 2015 termination of IPL's $50 million accounts receivable securitization program. Please see “IPL Unsecured Notes” above for details.

Indianapolis Power And Light Company [Member]
Entity Information [Line Items]
Debt
DEBT

Long-Term Debt

The following table presents our long-term debt:

		September 30,	December 31,
Series	Due	2017	2016
		(In Thousands)
IPL first mortgage bonds:
5.40% (1)	August 2017	$—	$24,650
3.875% (2)	August 2021	55,000	55,000
3.875% (2)	August 2021	40,000	40,000
3.125% (2)	December 2024	40,000	40,000
6.60%	January 2034	100,000	100,000
6.05%	October 2036	158,800	158,800
6.60%	June 2037	165,000	165,000
4.875%	November 2041	140,000	140,000
4.65%	June 2043	170,000	170,000
4.50%	June 2044	130,000	130,000
4.70%	September 2045	260,000	260,000
4.05%	May 2046	350,000	350,000
Unamortized discount – net		(6,384)	(6,477)
Deferred financing costs		(16,275)	(16,736)
Total IPL first mortgage bonds		1,586,141	1,610,237
IPL unsecured debt:
Variable (3)	December 2020	30,000	30,000
Variable (3)	December 2020	60,000	60,000
Deferred financing costs		(372)	(456)
Total IPL unsecured debt		89,628	89,544
Total Consolidated Long-term Debt		1,675,769	1,699,781
Less: Current Portion of Long-term Debt		—	24,650
Net Consolidated IPL Long-term Debt		$1,675,769	$1,675,131

(1)	First mortgage bonds issued to the city of Petersburg, Indiana, to secure the loan proceeds from various tax-exempt bonds issued by the city. IPL repaid these first mortgage bonds on August 1, 2017.

(2)	First mortgage bonds issued to the Indiana Finance Authority, to secure the loan of proceeds from tax-exempt bonds issued by the Indiana Finance Authority.

(3)
Unsecured notes issued to the Indiana Finance Authority by IPL to facilitate the loan of proceeds from various tax-exempt notes issued by the Indiana Finance Authority. The notes have a final maturity date of December 2038, but are subject to a mandatory put in December 2020.

Line of Credit

As of September 30, 2017 and December 31, 2016, IPL had $120.5 million and $50.0 million in outstanding borrowings on the committed line of credit, respectively.

. DEBT

Long-Term Debt

The following table presents our long-term debt:

		December 31,
Series	Due	2016	2015
		(In Thousands)
IPL first mortgage bonds:
5.40% (1)	August 2017	$24,650	$24,650
3.875% (2)	August 2021	55,000	55,000
3.875% (2)	August 2021	40,000	40,000
3.125% (2)	December 2024	40,000	40,000
6.60%	January 2034	100,000	100,000
6.05%	October 2036	158,800	158,800
6.60%	June 2037	165,000	165,000
4.875%	November 2041	140,000	140,000
4.65%	June 2043	170,000	170,000
4.50%	June 2044	130,000	130,000
4.70%	September 2045	260,000	260,000
4.05%	May 2046	350,000	—
Unamortized discount – net		(6,477)	(4,242)
Deferred financing costs (3)		(16,736)	(13,703)
Total IPL first mortgage bonds		1,610,237	1,265,505
IPL unsecured debt:
Variable (4)	December 2020	30,000	30,000
Variable (4)	December 2020	60,000	60,000
Deferred financing costs (3)		(456)	—
Total IPL unsecured debt		89,544	90,000
Total Consolidated IPL Long-term Debt		1,699,781	1,355,505
Less: Current Portion of Long-term Debt		24,650	—
Net Consolidated IPL Long-term Debt		$1,675,131	$1,355,505

(1)	First mortgage bonds are issued to the city of Petersburg, Indiana, to secure the loan of proceeds from tax-exempt bonds issued by the city.

(2)	First mortgage bonds are issued to the Indiana Finance Authority, to secure the loan of proceeds from tax-exempt bonds issued by the Indiana Finance Authority.

(3)	The Company adopted ASU No. 2015-03 on January 1, 2016, which requires the use of the full retrospective approach with respect to the presentation of debt issuance costs, including deferred charges.

(4)
Unsecured notes are issued to the Indiana Finance Authority by IPL to facilitate the loan of proceeds from various tax-exempt notes issued by the Indiana Finance Authority. The notes have a final maturity date of December 2038, but are subject to a mandatory put in December 2020.

Debt Maturities

Maturities on long-term indebtedness subsequent to December 31, 2016, are as follows:

Year	Amount
(In Thousands)
2017	$24,650
2018	—
2019	—
2020	90,000
2021	95,000
Thereafter	1,513,800
Total	$1,723,450

Significant Transactions

IPL First Mortgage Bonds and Recent Indiana Finance Authority Bond Issuances

The mortgage and deed of trust of IPL, together with the supplemental indentures thereto, secure the first mortgage bonds issued by IPL. Pursuant to the terms of the mortgage, substantially all property owned by IPL is subject to a first mortgage lien securing indebtedness of $1,633.5 million as of December 31, 2016. The IPL first mortgage bonds require net earnings as calculated thereunder be at least two and one-half times the annual interest requirements before additional bonds can be authenticated on the basis of property additions. IPL was in compliance with such requirements as of December 31, 2016.

In June 2014, IPL issued $130 million aggregate principal amount of first mortgage bonds, 4.50% Series, due June 2044. Net proceeds from this offering were approximately $126.8 million, after deducting the initial purchasers’ discounts, fees and expenses for the offering. The net proceeds from the offering were used: (i) to finance a portion of IPL’s construction program; (ii) to finance a portion of IPL’s capital costs related to environmental and replacement generation projects; and (iii) for other general corporate purposes.

In September 2015, IPL issued $260 million aggregate principal amount of first mortgage bonds, 4.70% Series, due September 2045, pursuant to Rule 144A and Regulation S under the Securities Act. Net proceeds from this offering were approximately $255.6 million, after deducting the initial purchasers’ discounts and fees and expenses for the offering. The net proceeds from the offering were used to finance a portion of IPL's construction program and capital costs related to environmental and replacement generation projects and for other general corporate purposes.

In December 2015, IPL refunded $131.9 million aggregate principal amount of first mortgage bonds, 4.90% Series, due January 2016 from the proceeds of unsecured notes with a syndication of banks. For further discussion, please see “IPL Unsecured Notes” below.

In May 2016, IPL issued $350 million aggregate principal amount of first mortgage bonds, 4.05% Series, due May 2046, pursuant to Rule 144A and Regulation S under the Securities Act. Net proceeds from this offering were approximately $343.6 million, after deducting the initial purchasers’ discounts and fees and expenses for the offering. The net proceeds from this offering were used to finance a portion of IPL’s construction program and capital costs related to environmental and replacement generation projects, to repay outstanding borrowings under IPL’s 364-day delayed-draw term loan and other short-term debt, and for other general corporate purposes.

In December 2016, the Indiana Finance Authority issued on behalf of IPL an aggregate principal amount of $40.0 million of 3.125% Environmental Facilities Refunding Revenue Bonds, Series 2016A (Indianapolis Power & Light Company Project) due December 2024. IPL issued $40.0 million aggregate principal amount of first mortgage bonds to the Indiana Finance Authority at 3.125% to secure the loan of proceeds from this series of bonds issued by the Indiana Finance Authority. Proceeds of the bonds were used to refund $40.0 million of Indiana Finance Authority Pollution Control Refunding Revenue Bonds Series 2006B (Indianapolis Power & Light Company Project) at a redemption price of 100%.

IPL Unsecured Notes

In October 2015, IPL entered into an unsecured $91.9 million 364-day committed credit facility with a delayed draw feature at variable rates with a syndication of banks. It was drawn on in October and December 2015 to fund the October 2015 termination of IPL’s $50 million accounts receivable securitization program and to assist in the December 2015 refunding of $41.9 million of IPL’s outstanding aggregate principal amount of 4.90% Environmental Facilities Refunding Revenue Bonds (Indianapolis Power & Light Company Project) Series 2009A due in January 2016. This agreement had a maturity date of October 14, 2016, with interest incurred at variable rates as described in the credit agreement. This credit facility contained customary representations, warranties and covenants, including a leverage covenant consistent with the leverage covenant contained in IPL’s Credit Agreement. In May 2016, IPL repaid $91.9 million in outstanding borrowings under its 364-day delayed-draw term loan with a portion of the proceeds from its$350 million aggregate principal amount of first mortgage bonds as described above in “IPL First Mortgage Bonds.”

In December 2015, the Indiana Finance Authority issued on behalf of IPL an aggregate principal amount of $90 million of Environmental Facilities Refunding Revenue Notes due December 2038 (Indianapolis Power & Light Company Project). These unsecured notes were issued in two series: $30 million Series 2015A notes and $60 million 2015B notes. These notes were initially purchased by a syndication of banks who will hold the notes until the mandatory put date of December 22, 2020. The proceeds of the 2015A notes and the 2015B notes were loaned to IPL to assist it in refunding the $30 million Indiana Finance Authority Environmental Facilities Refunding Revenue Bonds (Indianapolis Power & Light Company Project) Series 2009B and $60 million Indiana Finance Authority Environmental Facilities Refunding Revenue Bonds (Indianapolis Power & Light Company Project) Series 2009C each series due January 1, 2016. These notes bear interest at a variable rate as described in the notes purchase and covenants agreement. The agreement contains customary representations, warranties and covenants, including a leverage covenant consistent with the leverage covenant contained in IPL’s Credit Agreement.

Line of Credit

IPL entered into an amendment and restatement of its 5-year $250 million revolving credit facility in May 2014, and a further amendment and extension of the credit facility on October 16, 2015 (the “Credit Agreement”) with a syndication of banks. This Credit Agreement is an unsecured committed line of credit to be used: (i) to finance capital expenditures; (ii) to refinance indebtedness under the existing credit agreement; (iii) to support working capital; and (iv) for general corporate purposes. This agreement matures on October 16, 2020, and bears interest at variable rates as described in the Credit Agreement. It includes an uncommitted $150 million accordion feature to provide IPL with an option to request an increase in the size of the facility at any time prior to October 16, 2019, subject to approval by the lenders. Prior to execution, IPL had existing general banking relationships with the parties to the Credit Agreement. As of December 31, 2016 and 2015, IPL had $50.0 million and $75.0 million in outstanding borrowings on the committed line of credit, respectively.

Restrictions on Issuance of Debt

All of IPL’s long-term borrowings must first be approved by the IURC and the aggregate amount of IPL’s short-term indebtedness must be approved by the FERC. IPL has approval from FERC to borrow up to $500 million of short-term indebtedness outstanding at any time through July 27, 2018. In December 2015, IPL received an order from the IURC granting IPL authority through December 31, 2018 to, among other things, issue up to $650 million in aggregate principal amount of long-term debt and refinance up to $196.5 million in existing indebtedness. As of December 31, 2016, IPL has $106.5 million of total debt issuance authority remaining under this order. This order also grants IPL authority to have up to $500 million of long-term credit agreements and liquidity facilities outstanding at any one time, of which $250.0 million remains available under the order as of December 31, 2016. As an alternative to the sale of all or a portion of $65 million in principal of the long-term debt mentioned above, we have the authority to issue up to $65 million of new preferred stock, all of which authority remains available under the order as of December 31, 2016. IPL also has restrictions on the amount of new debt that may be issued due to contractual obligations of AES and by financial covenant restrictions under our existing debt obligations. Under such restrictions, IPL is generally allowed to fully draw the amounts available on its credit facility, refinance existing debt and issue new debt approved by the IURC and issue certain other indebtedness.

Credit Ratings

Our ability to borrow money or to refinance existing indebtedness and the interest rates at which we can borrow money or refinance existing indebtedness are affected by our credit ratings. In addition, the applicable interest rates on IPL’s Credit Agreement and other unsecured notes are dependent upon the credit ratings of IPL. Downgrades in the credit ratings of AES and/or IPALCO could result in IPL’s credit ratings being downgraded.

Accounts Receivable Securitization

IPL formed IPL Funding in 1996 as a special-purpose entity to purchase receivables originated by IPL pursuant to a receivables purchase agreement between IPL and IPL Funding. Pursuant to the terms of the Receivables Sale Agreement, the Purchasers agreed to purchase from IPL Funding, on a revolving basis, interests in the pool of receivables purchased from IPL up to the lesser of (1) an amount determined pursuant to the sale facility that took into account certain eligibility requirements and reserves relating to the receivables, or (2) $50 million. On October 16, 2015, IPL closed on a new unsecured $91.9 million 364-day committed credit facility with a syndication of banks. The first $50 million of the term loan was drawn at closing to fund the October 19, 2015 termination of IPL’s $50 million accounts receivable securitization program. Please see “IPL Unsecured Notes” above for details.